UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-05557

PROSPECT STREET® HIGH INCOME PORTFOLIO INC.

(Exact name of Registrant as specified in charter)

c/o Highland Capital Management, L.P.
13455 Noel Road, Suite 1300
Dallas, Texas 75240
(Address of principal executive offices) (Zip code)
James D. Dondero
Highland Capital Management, L.P.
13455 Noel Road, Suite 1300
Dallas, Texas 75240

Copy to:

Stuart H. Coleman, Esq.
Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, New York 10038
(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 532-2834

Date of fiscal year end: 10/31

Date of reporting period: 1/31/2005

FORM N-Q

Item 1. Schedule of Investments.

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.

Schedule of Investments (Unaudited)
January 31, 2005
Fixed Income — 96.35%(a)

		Ratings

Principal			Standard &	Value
Amount	Description	Moody’s	Poor’s	(Note 1a)

	Canada — 9.54%
$9,814,599	Uniforet Inc 9.00% 3/15/2009^	NR	NR	$6,386,422
6,543,066	Uniforet Inc 7.50% 9/15/2008^ *	NR	NR	4,632,013

				11,018,435

	Total Investment — Canada			11,018,435

	Aerospace and Defense — 0.88%
1,000,000	Hawk Corp 8.75% 11/1/2014(b)	B2	B	1,020,000

				1,020,000

	Beverage, Food and Tobacco — 4.55%
1,000,000	Commonwealth Brands Inc 9.71% 4/15/2008(b)	B2	B-	1,037,500
2,000,000	Merisant Co 9.50% 7/15/2013(b)	B3	B-	1,760,000
2,000,000	New World Restaurant Group Inc 13.00% 7/1/2008	B3	CCC+	1,970,000
500,000	Uno Restaurant Inc. 10.00% 2/15/2011	B3	B-	494,390

				5,261,890

	Broadcasting and Entertainment — 1.76%
2,000,000	CCO Holdings LLC 8.75% 11/15/2013	B3	CCC-	2,030,000

				2,030,000

	Buildings and Real Estate — 1.05%
1,500,000	AA/Ft Worth HQ Financial Trust 8.00% 10/5/2010(b)	NR	NR	1,213,080

				1,213,080

	Cable And Other Pay Television Services — 1.22%
1,000,000	Charter Communications Hldgs 10.75% 10/1/2009	CA	CCC-	852,500
500,000	NTL Cable PLC 8.75% 4/15/2014(b)	B3	B-	556,250

				1,408,750

	Cargo Transport — 0.75%
890,000	Quality Distribution 9.00% 11/15/2010(b)	CAA3	CCC	872,200

				872,200

	Chemicals, Plastics and Rubber — 7.02%
2,000,000	Huntsman Advanced Materials LLC 11.00% 7/15/2010	BA3	BB-	2,350,000
1,000,000	Huntsman Int’l LLC 7.38% 1/1/2015(b)	B3	B	995,000
2,000,000	Polyone Corp 8.88% 5/1/2012	B3	B+	2,150,000
2,000,000	Rhodia 8.88% 6/1/2011	CAA1	CCC+	2,050,000
500,000	Rockwood Specialties Group Inc 10.63% 5/15/2011	B3	B-	570,000

				8,115,000

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
Schedule of Investments (Unaudited) (continued)
January 31, 2005
Fixed Income (continued)

		Ratings

Principal			Standard &	Value
Amount	Description	Moody’s	Poor’s	(Note 1a)

	Containers, Packaging and Glass — 6.79%
$1,000,000	Consolidated Container Company LLC 10.75% 6/15/2009	B3	CCC	$860,000
2,000,000	Constar Intl Inc 11.00% 12/1/2012	CAA1	B-	2,092,500
2,000,000	Pliant Corp 11.13% 6/15/2009	B3	B-	1,860,000
1,000,000	Pliant Corp 13.00% 6/1/2010	CAA2	CCC+	980,000
1,000,000	Sea Containers Ltd 10.50% 5/15/2012	B3	B	1,047,500
1,000,000	Tekni Plex Inc 8.75% 11/15/2013(b)	CAA1	CCC-	1,000,000

				7,840,000

	Diversified Natural Resources, Precious Metals and Minerals — 0.90%
1,000,000	Port Townsend Paper Corp 11.00% 4/15/2011	B3	B	1,040,000

				1,040,000

	Diversified/ Conglomerate Manufacturing — 1.36%
500,000	Jacuzzi Brands Inc 9.63% 7/1/2010	B3	B	557,500
1,000,000	Jostens Inc. 7.63% 10/1/2012(b)	B3	B-	1,017,500

				1,575,000

	Diversified/ Conglomerate Service — 1.76%
2,000,000	Hydrochemical Industrial Services Inc. 10.38% 8/1/2007	CAA1	B-	2,032,080

				2,032,080

	Electronics — 4.05%
2,000,000	Danka Business Sys PLC 11.00% 6/15/2010	B3	B	2,100,000
1,486,000	Instron Corp 13.25% 9/15/2009	CAA1	NR	1,575,160
1,000,000	Wii Components Inc 10.00% 2/15/2012	B2	B-	1,000,000

				4,675,160

	Farming and Agricultural — 0.42%
500,000	United Agri Products Inc 8.25% 12/15/2011(b)	B1	B	485,953

				485,953

	Finance — 2.78%
2,000,000	H&E Equip Svcs LLC 11.13% 6/15/2012	B3	B-	2,202,500
1,000,000	Poster Financial Group 8.75% 12/1/2011	B2	B	1,011,250

				3,213,750

	Healthcare, Education and Childcare — 7.44%
3,000,000	Elan Financial PLC 7.75% 11/15/2011(b)	B3	B	3,135,000
1,000,000	Knowledge Learning Corp 7.75% 2/1/2015	B3	B-	1,000,000
5,010,000	La Petite Academy Inc 10.00% 5/15/2008	CA	CC	4,458,900

				8,593,900

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
Schedule of Investments (Unaudited) (continued)
January 31, 2005
Fixed Income (continued)

		Ratings

Principal			Standard &	Value
Amount	Description	Moody’s	Poor’s	(Note 1a)

	Home and Office Furnishings, Housewares, and Durable Consumer — 2.16%
$1,500,000	American Achievement Corp 8.25% 4/1/2012	B3	B-	$1,560,000
1,000,000	Home Products International Inc. 9.63% 5/15/2008	CAA2	CCC-	940,000

				2,500,000

	Hotels, Motels, Inns, and Gaming — 3.35%
2,000,000	Penn National Gaming Inc. 6.88% 12/1/2011	B2	B	2,020,000
1,000,000	Pinnacle Entertainment Inc. 8.25% 3/15/2012	CAA1	B-	1,065,000
750,000	Virgin River Casino Corp 9.00% 1/15/2012(b)	B3	B	783,750

				3,868,750

	Leisure, Amusement, Entertainment — 2.12%
2,000,000	Ames True Temper Inc. 6.64% 1/15/2012(b)	B3	B	1,945,000
500,000	Vail Resorts Inc 6.75% 2/15/2014	B2	B	504,375

				2,449,375

	Machinery (Non-Agriculture, Non-Construction, Non-Electronic) — 1.77%
2,000,000	Alliance Laundry Systems LLC 8.50% 1/15/2013(b)	B3	CCC+	2,040,000

				2,040,000

	Mining, Steel, Iron and Nonprecious Metals — 2.30%
1,500,000	IMCO Recycling Inc 10.38% 10/15/2010	B2	B	1,687,500
1,000,000	United Rentals North America 7.75% 11/15/2013	B2	B+	972,500

				2,660,000

	Oil and Gas — 3.58%
1,100,000	Markwest Energy Partner 6.88% 11/1/2014(b)	B1	B+	1,105,500
1,000,000	Pacific Energy 7.13% 6/15/2014	BA2	BB-	1,055,000
2,000,000	Tesoro Petroleum Corporation 7.47% 7/17/2012	NR	NR	1,970,000

				4,130,500

	Personal, Food and Miscellaneous Services — 0.00%
473,000	Outsourcing Services Group 9.00% 7/15/2009(b)	NR	NR	0

				0

	Personal Transportation — 4.24%
999,507	Continental Airlines Inc 7.88% 7/2/2018	BA3	BBB	886,403
2,000,000	Continental Airlines Pass Thru 7.57% 12/1/2006	B3	B	1,546,353
3,000,000	Northwest Airlines Corp 9.88% 3/15/2007	CAA1	CCC+	2,460,000

				4,892,756

	Printing and Publishing — 2.43%
2,000,000	American Color Graphics Inc. 10.00% 6/15/2010	CAA1	CCC	1,705,000
977,000	Dex Media West LLC 9.88% 8/15/2013	B2	B	1,107,674

				2,812,674

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
Schedule of Investments (Unaudited) (continued)
January 31, 2005
Fixed Income (continued)

		Ratings

Principal			Standard &	Value
Amount	Description	Moody’s	Poor’s	(Note 1a)

	Retail Stores — 1.96%
$1,000,000	Keystone Automotive Operations 9.75% 11/1/2013	B3	B-	$1,067,500
825,000	Mothers Work Inc 11.25% 8/1/2010	CAA1	B	833,250
350,000	Shopko Stores 9.25% 3/15/2022	B2	B+	365,750

				2,266,500

	Structured Finance Obligations — 0.00%
4,000,000	DLJ CBO 11.96% 4/15/2011*^	NR	NR	0

				0

	Telecommunications — 12.72%
4,000,000	BTI Telecom Corp 10.50% 9/15/2007^	Ca	NR	2,000,000
500,000	Corning Inc 6.20% 3/15/2016	BA2	BB+	504,595
2,000,000	Grande Communications Holdings 14.00% 4/1/2011	CAA2	CCC+	2,020,000
2,000,000	Knology Inc 12.00% 11/30/2009(b)	NA	NA	1,920,000
2,000,000	MCI Inc 7.74% 5/1/2014	B2	B+	2,187,500
1,000,000	Millicom Intl Cellular S A 10.00% 12/1/2013(b)	B3	B-	1,042,500
250,000	Rural Cellular Corp 8.25% 3/15/2012	B2	B-	267,500
725,000	SBA Communications Corp 9.75% 12/15/2011	B3	CCC-	624,406
2,000,000	Triton PCS Inc 8.50% 6/1/2013	CAA1	CCC	1,925,000
2,000,000	Ubiquitel Operating Co 9.88% 3/1/2011(b)	Caa1	CCC	2,205,000

				14,696,501

	Utilities — 7.44%
3,499,063	Elwood Energy 8.16% 7/5/2026	BA2	BB	3,705,539
1,500,000	NRG Energy Inc 8.00% 12/15/2013	B1	B	1,616,250
2,000,000	Reliant Resources Inc 9.50% 7/15/2013	B1	B+	2,240,000
1,000,000	Texas Genco LLC 6.88% 12/15/2014(b)	B1	B	1,035,000

				8,596,789

	Total Fixed Income (cost $113,092,233)			111,309,043

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
Schedule of Investments (Unaudited) (continued)
January 31, 2005
Common Stock — 34.63%

		Value
Units	Description	(Note 1a)

555,258	Altiva Financial Corp*	$2,221
2,012,580	American Banknote Corp*	1,167,296
812,070	ICO Global Communications Holding*	349,190
1,155,224	Motient Corp*	30,728,958
264,656	Neighborcare Inc*	7,762,361
17,410	Outsourcing Services Group* ^	0
303	Viatel Holding Bermuda Limited*	288

	Total Common Stock (cost $28,187,262)	40,010,314

Preferred Stock — 0.00%

		Value
Units	Description	(Note 1a)

95,000	Commodore Separation Tech*	$95
1,962	O’Sullivan Industries*^	0

	Total Preferred Stock (cost $1,038,313)	95

PROSPECT STREET HIGH INCOME PORTFOLIO, INC.
Schedule of Investments (Unaudited) (continued)
January 31, 2005
Warrants — 0.34%

		Value
Units	Description	(Note 1a)

3,000	Epic Resorts Llc 6/15/2005*^ (b)	$0
13,500	ICO Global Communications Holding 8/1/2005*	0
203,976	ICO Global Communications Holding 5/16/2006*	1,020
2,000	Loral Orion Network Systems Inc 1/15/2007*	20
57,276	Loral Space + Communications 12/27/2006*	573
2,259	New World Restaurant Group Inc 6/20/2006*	0
5,000	O’Sullivan Industries 10/15/2009*(b)	0
183	WTS New World Restaurant 6/6/2006*	0
5,000	Xm Satellite Radio Inc 3/3/2010*	380,000

	Total Warrants (cost $978,750)	381,613

	Total Common Stock, Preferred Stock, and Warrants (cost $30,204,326)	40,392,022

	Total Investments in Securities — 131.31% (cost $143,296,559)	151,701,065

	Other Assets Less Liabilities — 3.31%	3,829,246

	Preferred Stock — (34.62)%	(40,000,000)

	Net Assets Applicable to Common Stock — 100% (Note 9)	$115,530,311

(a)	Percentages are based on net assets applicable to common stock.

(b)	Rule 144A security — Private placement securities issued under Rule 144A are exempt from registration requirement of the Securities Act of 1933. These securities generally are issued to qualified institutional buyers, such as the Fund and any resale by the Fund must be exempt transactions, normally to other qualified institutional investors. As of January 31, 2005, the market value of these securities aggregated $25,169,233 or 21.79% of net assets applicable to common stock.
   “NR” denotes not rated.
   * Non income producing security company.
   ^ Fair value priced by the Board of Directors. See footnote 2.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

PROSPECT STREET® HIGH INCOME PORTFOLIO INC.

By:	/s/ James D. Dondero
James D. Dondero
Chief Executive Officer

Date: April 4, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James D. Dondero
James D. Dondero
Chief Executive Officer

Date: April 4, 2005

By:	/s/ M. Jason Blackburn
M. Jason Blackburn
Chief Financial Officer

Date: April 4, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)